Condensed Parent Company Only Financial Statements - Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ 2,241,048	$ 2,537,760	$ 2,454,145
Changes in operating assets and liabilities:
Net cash provided by operating activities	1,833,183	2,311,179	3,810,853
INVESTING ACTIVITIES
Proceeds from sales of securities	23,003,544	30,990,795	53,578,129
Purchases of investment securities	(73,460,702)	(110,735,248)	(110,123,074)
Net cash used in investing activities	(25,301,042)	(18,043,737)	(2,726,339)
FINANCING ACTIVITIES
Dividends paid	(1,306,234)	(1,259,142)	(1,256,139)
Net cash provided by financing activities	39,466,323	10,692,296	9,899,646
Net decrease in cash and cash equivalents	15,998,464	(5,040,262)	10,984,160
Cash and cash equivalents at beginning of year	15,876,511	20,916,773	9,932,613
Cash and cash equivalents at end of year	31,874,975	15,876,511	20,916,773
Parent Company [Member]
OPERATING ACTIVITIES
Net income	2,241,048	2,537,760	2,454,145
Adjustments to reconcile net income to net cash provided by operating activities:
Change in deferred tax benefit	7,387	6,832	8,093
Undistributed earnings of affiliate	(953,612)	(1,322,061)	(1,230,802)
Changes in operating assets and liabilities:
Other assets	7,540	(5,933)	(2,462)
Deferred compensation	(19,629)	(18,156)	(21,506)
Other liabilities	625	(9,233)	3,177
Net gains on sales of investment securities	(6,757)	(5,576)	(1,248)
Net cash provided by operating activities	1,276,602	1,183,633	1,209,397
INVESTING ACTIVITIES
Proceeds from sales of securities	90,875	115,604	77,332
Purchases of investment securities	(64,489)	(91,872)	(54,578)
Net cash used in investing activities	26,386	23,732	22,754
FINANCING ACTIVITIES
Dividends paid	(1,306,234)	(1,259,142)	(1,256,139)
Net cash provided by financing activities	(1,306,234)	(1,259,142)	(1,256,139)
Net decrease in cash and cash equivalents	(3,246)	(51,777)	(23,988)
Cash and cash equivalents at beginning of year	61,610	113,387	137,375
Cash and cash equivalents at end of year	$ 58,364	$ 61,610	$ 113,387